STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Non-controlling Interest
Beginning balance at Dec. 31, 2021	$ 2,837,959	$ (21,485)	$ 18,961	$ 1,817,710	$ (28,816)	$ (625,810)	$ (39,739)	$ 1,653,963	$ 7,331	$ 12,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	188,888			188,888
Issuance of treasury shares under share-based compensation plan	953			(26,747)		27,700
Treasury shares purchase	(144,944)					(144,944)
Other comprehensive income	(71,516)						(71,516)
Dividends Paid to non-controlling interest	(376)									(376)
Net income attributable to NICE Shareholders	265,104							265,104
Net income attributable to non-controlling interests	840									840
Ending balance at Dec. 31, 2022	3,055,423		18,961	1,951,035		(743,054)	(111,255)	1,926,398		13,338
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	183,302			183,302
Issuance of treasury shares under share-based compensation plan	2,573			(23,923)		26,496
Treasury shares purchase	(288,546)					(288,546)
Other comprehensive income	52,145						52,145
Equity awards assumed for acquisitions	13,073			13,073
Dividends Paid to non-controlling interest	(1,771)									(1,771)
Net income attributable to NICE Shareholders	336,500							336,500
Net income attributable to non-controlling interests	1,801									1,801
Ending balance at Dec. 31, 2023	3,354,500		18,961	2,123,487		(1,005,104)	(59,110)	2,262,898		13,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	187,101			187,101
Issuance of treasury shares under share-based compensation plan	3,063			(31,916)		34,979
Treasury shares purchase	(369,093)					(369,093)
Other comprehensive income	(11,960)						(11,960)
Dividends Paid to non-controlling interest	(3,036)									(3,036)
Net income attributable to NICE Shareholders	439,499							439,499
Net income attributable to non-controlling interests	3,089									3,089
Ending balance at Dec. 31, 2024	$ 3,603,163		$ 18,961	$ 2,278,672		$ (1,339,218)	$ (71,070)	$ 2,702,397		$ 13,421